As filed with the Securities and Exchange
Commission on June 25, 2014

1933 Act File No. 002-66906

1940 Act File No. 811-03006

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 90

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 94
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK BOND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on July 23, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK BOND TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

______________

*      Incorporated herein by reference to a Post-Effective Amendment to Registrant’s Registration Statement, SEC File No. 811-03006, filed March 31, 2014, EDGAR Accession No. 0001133228-14-001289.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A for John Hancock Bond Trust incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Global Rates Long/Short Fund contained in a Post-Effective Amendment which was filed with the U.S. Securities and Exchange Commission on March 31, 2014, EDGAR Accession No. 0001133228-14-001289. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment filed on March 31, 2014 to July 23, 2014 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 25th day of June, 2014.

John Hancock Bond Trust
By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	June 25, 2014
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	June 25, 2014
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	June 25, 2014
Charles L. Bardelis

/s/ Craig Bromley *	Trustee	June 25, 2014
Craig Bromley

/s/ Peter S. Burgess *	Trustee	June 25, 2014
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	June 25, 2014
William H. Cunningham

/s/ Grace K. Fey *	Trustee	June 25, 2014
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	June 25, 2014
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	June 25, 2014
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	June 25, 2014
Hassell H. McClellan

/s/ James M. Oates *	Trustee	June 25, 2014
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	June 25, 2014
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	June 25, 2014
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	June 25, 2014
Warren A. Thomson

*By: Power of Attorney
By: /s/ Nicholas J. Kolokithas Nicholas J. Kolokithas		June 25, 2014
Attorney-in-Fact

*Pursuant to Power of Attorney included as an exhibit to a Post-Effective Amendment to the Registrant’s registration statement on Form N-1A, which was filed with the SEC on March 31, 2014, EDGAR Accession No. 0001133228-14-001289.